Convertible 2015 Notes Payable (Details Textual)				1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 30, 2015 USD ($)	May 07, 2015 USD ($) Investors	Apr. 23, 2015 USD ($) Investors	Aug. 24, 2016 $ / shares	Mar. 31, 2016 USD ($) shares	Feb. 29, 2016 USD ($) shares	Apr. 17, 2015 Investors shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Line of Credit Facility [Line Items]
Secured notes payable, description									The conversion price for such Company Optional Redemption shall be a price equal to 100% of the Conversion Amount of the Notes being redeemed.
Warrants exercisable term								5 years
Number of warrants issued for common stock | shares								219,785
Exercise price per share | $ / shares								$ 12.50	$ 12.04
Percentage of principal amount of debt rereemed								115.00%	115.00%
Securities purchase agreement, description								On April 11, 2016, we consummated a $3 million private offering and thereby satisfied condition (ii) above. On March 31, 2016 we issued the March Warrants, as described in Note 12, and we remained in compliance with the net monthly cash flow covenant listed in (iv) above during all relevant times. On June 29, 2016, we signed the CMLA, which will replace the CLA upon the successful completion of the technical tests associated with the KG2. Additionally, upon execution of the September Amendments (as defined below), the monthly cash flow covenant listed in (iv) above was removed.
Warrants excercise price, description								In August 2016, the Company adjusted the exercise price of such April and May Warrants to $4.00 per share.
Warrants to purchase of common stock | shares									50,000
Convertible unsecured notes								$ 4,519,000
Fair value of additional warrants issued								$ (3,124,000)	$ 205,000
Issuance of warrant to investors | shares								1,450,542	775,543
Embedded conversion feature liability, description									The Notes were issued with a feature that allows for up to 50% of the principal to be converted into our common stock. On December 30, 2015, the terms of the Notes were amended to allow the remaining 50% of the principal to be convertible into our common stock.
Fourth Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Securities purchase agreement, description	(i) extend the deadline to March 31, 2016 for the Company's consummation of a firm commitment underwritten public offering registered under the Securities Act and related listing of its Common Stock on a national securities exchange, (ii) provide for the issuance of additional five-year warrants (the "Additional Warrants"), exercisable for ten shares of Common Stock per $1,000 of outstanding principal of the 2015 Notes (defined below) held by each buyer pursuant to the April 2015 and May 2015 purchase agreements, each with an exercise price of $12.50 per share, subject to adjustment as set forth within the warrants, issuable in tranches triggered by certain Company actions as set forth in the December Amendments and (iii) authorize the Company, prior to January 31, 2016, to issue to one or more investors up to an aggregate of $1,000,000 principal amount of senior secured notes, on the terms and subject to the restrictions set forth in the December Amendments. An initial tranche of 50,000 Additional Warrants became issuable and were issued in conjunction with the execution of the December Amendments.
Percentage of conversion feature	50.00%								100.00%
Fair value of beneficial conversion feature	$ 609,000
Fair value of additional warrants issued	$ 182,000
Embedded conversion feature liability, description	The December Amendments also amended the terms of the Notes to allow for the remaining 50% to be converted under the same terms as the original 50% as described above.
Warrants [Member]
Line of Credit Facility [Line Items]
Proceeds recieved from debt gross								$ 3,000,000
Number of institutional investors | Investors							5
Number of warrants issued for common stock | shares							81,942
Exercise price per share | $ / shares				$ 4.00
Warrants excercise price, description				Reduce the exercise price of such warrants to $4.00 per share
Fair value of additional warrants issued					$ 1,497,000	$ 148,000
Issuance of warrant to investors | shares					500,000	50,000
Additional debt discount								206,000
Additional warrants excercise price per share				The warrants with price adjustment from $12.50 per share to $4.00 per share were not previously accounted for as derivative liabilities. The foregoing warrants were then revalued with an amended exercise price of $4.00 and the difference in fair value resulting from an exercise price reduction of $12.50 per share to $4.00 per share, in the case of the April and May Warrants, and from $5.00 per share to $4.00 per share, in the case of the December Warrants, February Warrants and March Warrants, was recorded as an additional debt discount of $206,000, which will be amortized over the expected remaining life of the 2015 Notes
December 2015 Equity Offering [Member]
Line of Credit Facility [Line Items]
Issuance of warrant to investors | shares									312,500
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Number of warrants issued for common stock | shares									81,942
Convertible unsecured notes								1,250,000
Junior notes conversion feature								282,000
Senior notes conversion feature								757,000
Percentage of conversion feature	50.00%								50.00%
Embedded conversion feature liability, description	The Company and the note holders amended the terms of the Notes to allow for the remaining 50% to be converted.
Investor [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount								$ 1,500,000
Secured notes payable, description								Issue to one or more investors.
Secured notes payable term								1 year
Secured Debt [Member]
Line of Credit Facility [Line Items]
Proceeds from secured note								$ 5,000,000	$ 5,000,000
Proceeds recieved from debt gross								5,000,000
Aggregate principal amount		$ 1,900,000	$ 3,100,000
Number of institutional investors | Investors		4	7
Transaction expenses								$ 300,000	$ 300,000
Interest rate								12.00%	12.00%
Secured notes payable, description								The 2015 Notes may be into shares of the Company's common stock. The 2015 Notes may be repaid by the Company at any time unless the 2015 Notes are in default.	The Notes become convertible at a price per share equal to 85% of the average of the five lowest volume weighted average prices of the Company's common stock during a 15 consecutive trading day period immediately prior to the applicable conversion date.
Increased interest rate								18.00%	18.00%
Debt instrument maturity description								The 2015 Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two-year anniversary of the issuance dates of the 2015 Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. Upon issuance of the 2015 Notes, each investor, at its discretion, was entitled to convert up to 50% of the balance outstanding under the 2015 Notes. Upon the execution of the December Amendments (as defined below), however, each investor became entitled to fully convert 100% of the balance outstanding under the 2015 Notes may be into shares of the Company's common stock. The 2015 Notes may be repaid by the Company at any time unless the 2015 Notes are in default.	The Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two year anniversary of the issuance dates of the Secured Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. The Notes have a limited conversion feature. At the discretion of each investor, at issuance, 50% of the principal balance of the Notes, later amended to be 100% of the Notes may be exchanged for shares of the Company's common stock if the Company consummates a registered underwritten public offering of equity securities with aggregate gross offering proceeds of at least $10 million (the "Qualified Public Offering").
Secured notes payable term								2 years	2 years
Warrants exercisable term								5 years	5 years
Number of warrants issued for common stock | shares									219,785
Exercise price per share | $ / shares									$ 12.50